Property, Plant and Equipment - Activity (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment
Capitalized interests	€ 8,839	€ 13,019
Losses on disposals of property, plant and equipment	€ 1,468	€ 4,021